Pinnacle Sherman Tactical Allocation Fund
FUND SUMMARY

Pinnacle Sherman Tactical Allocation Fund

Class A Shares PTAFX

Class C Shares PTCFX

a series of Northern Lights Fund Trust III

Supplement dated January 31, 2017 to the Prospectus and Statement of Additional Information dated August 1, 2016

Please be advised that, effective immediately, a contingent deferred sales charge will be assessed only to Class A and Class C shares of the Pinnacle Sherman Tactical Allocation Fund (the “Fund”) purchased prior to February 1, 2017, which are sold within one year of purchase. Class A and Class C shares of the Fund purchased on or after February 1, 2017 will not be subject to a contingent deferred sales charge.

Therefore, the fee table on page 1 of the prospectus has been amended and restated as shown below. Any references to a contingent deferred sales charge in the prospectus or statement of additional information should reflect the fact that such fees will be charged only for Class A and Class C shares of the Fund purchased prior to February 1, 2017 which are sold within one year of purchase.

Fees and Expenses of the Fund:This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None(1)	None(1)
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.65%	1.65%
Acquired Fund Fees and Expenses(1)	0.36%	0.36%
Total Annual Fund Operating Expenses	3.26%	4.01%
Fee Waiver (2)	(1.41)%	(1.41)%
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	2.60%

(1)	Class A shares and Class C shares purchased prior to February 1, 2017 that are redeemed during the first 18 months and 12 months, respectively, may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.

(2)	Acquired Fund Fees and Expenses are the estimated indirect costs of investing in other investment companies and do not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)	The Fund’s adviser, Pinnacle Family Advisors, LLC, has contractually agreed to waive management fees and to make payments to limit Fund expenses, until July 31, 2017 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.49%, 2.24% and 1.24% of average daily net assets attributable to Class A, C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved, within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser.

Please be further advised that, effective immediately, any and all fees or commissions paid to brokers or distributors of Class A and Class C shares of the Fund under to the Distribution Plan adopted by the Fund pursuant to Rule 12b-1 of the Investment Company Act of 1940 will be paid on a monthly basis following the sale of those shares.

Accordingly, the Class A Shares and Class C Sharesdisclosure under the How To Purchase Shares section of the prospectus on pages 13 and 14 of that document are amended as follows:

Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. The minimum initial investment in Class A shares of the Fund is $2,000 for all accounts. The minimum subsequent investment in Class A shares of the Fund is $500 for all accounts. A 5.75% sales charge applies to your purchase of Class A shares of the Fund. There are no sales charges on reinvested distributions.

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	1.00%	1.01%	1.00%

How to Reduce Your Sales Charge -You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund's distributor, Northern Lights Distributors, LLC (the "distributor"), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your "immediate family" (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation -To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);

•	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and

•	Shares held directly in the Fund account on which the broker-dealer (financial adviser) of record is different than your current purchase broker-dealer.

Letters of Intent -Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period. The 13-month period begins upon the date of the LOI. At your written request, Class A shares purchases made during the 90 days prior to LOI may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares -If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption. The redemption and repurchase of Fund shares may still result in a tax liability for federal income tax purposes.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

•

Current and retired directors and officers of the Fund sponsored by the adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the adviser.

•

Employees of the adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

•

Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•

Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

•	Institutional investors (which may include bank trust departments and registered investment advisers).

•	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Class C Shares

Class C shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution related activities with respect to the Fund and/or shareholder services (also known as “12b-1 fees”). Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

* * * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2016, which provides information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-896-2590.

Please retain this Supplement for future reference.

Investment Objective:
The Fund seeks high total return with reasonable risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pinnacle Sherman Tactical Allocation Fund	Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	[1]	none	[1]	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%		1.00%		1.00%
[1]	Class A shares and Class C shares purchased prior to February 1, 2017 that are redeemed during the first 18 months and 12 months, respectively, may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pinnacle Sherman Tactical Allocation Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.65%	1.65%	1.65%
Acquired Fund Fees and Expenses	[1]	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses		3.26%	4.01%	3.01%
Fee Waiver	[2]	(1.41%)	(1.41%)	(1.41%)
Total Annual Fund Operating Expenses After Fee Waiver		1.85%	2.60%	1.60%
[1]	Acquired Fund Fees and Expenses are the estimated indirect costs of investing in other investment companies and do not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser, Pinnacle Family Advisors, LLC, has contractually agreed to waive management fees and to make payments to limit Fund expenses, until July 31, 2017 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.49%, 2.24% and 1.24% of average daily net assets attributable to Class A, C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved, within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pinnacle Sherman Tactical Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	752	1,397	2,065	3,838
Class C Shares	263	1,093	1,938	4,128
Class I Shares	163	798	1,458	3,228

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 611% of the average value of its portfolio.

Principal Investment Strategies:

The Fund intends to operate as a fund of funds and seeks to meet its investment objective by investing, under normal market conditions in exchange traded funds (“ETFs”) that may invest in all major asset classes including, but not limited to, foreign and domestic (i) equity securities of all market capitalizations, (ii) fixed income securities of any credit quality, (iii) commodities (e.g. gold and securities of mining companies), (iv) derivatives and (v) cash. The Fund intends to generally invest in a mix of asset classes with an emphasis on equity and fixed income securities. The Fund may invest up to 25% of the Fund’s assets in commodity-based ETFs. There is no limit on the amount of fund assets that may be invested in the other asset classes. The equity ETFS in which the Fund invests may include inverse ETFs. The Fund may also invest in cash and cash equivalents directly. The foreign securities held by the underlying ETFs may include those in emerging markets.

The Fund’s adviser uses signals that come from models developed by W.E. Sherman & Co. to determine the Fund’s allocations. The process for each model is similar: (1) the expected market trend or indicator for specific securities over a period is examined; (2) if a particular asset class is determined to be in a positive trend based on rankings and/or model signals, the assets allocated to a particular model are invested in that asset class; and (3) if a particular asset class is determined to be in a negative trend based on rankings and/or model signals, the assets allocated to a particular model are invested in another asset class as dictated by the applicable model. The Fund’s assets are allocated equally among the five models. After the models determine the asset classes for allocation, the Adviser picks the ETFs in that asset class in which to invest based on several factors including, but not limited to, relative strength rankings, fundamental analysis of the ETF methodology, fiduciary score analysis. The Fund actively trades its portfolio investments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.

• Commodity Risk: Commodities markets may subject to greater volatility than traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the underlying ETFs that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing (including through ADRs, EDRs and GDRs) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

• Gold Risk: The price of gold may be volatile, and gold-related ETFs may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

o Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

• Inverse ETF Risk: Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

• Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Small and Medium Capitalization Risk: The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

• U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C and Class I shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Updated performance information will be available at no cost by visiting www.pinnacletacticalfunds.com or by calling 1-888-985-9830.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	6/30/2014	3.42%
Worst Quarter:	9/30/2015	(6.55)%
The year-to-date total return of the Fund’s Class A shares as of June 30, 2016, was 4.64%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2015)
Average Annual Total Returns - Pinnacle Sherman Tactical Allocation Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	(13.63%)	(1.81%)	Jun. 03, 2013
Class A Shares | After Taxes on Distributions		(14.32%)	(2.52%)
Class A Shares | After Taxes on Distributions and Sales		(7.72%)	(1.68%)
Class C Shares	Return before taxes	(8.96%)	(0.16%)	Jun. 03, 2013
Class I Shares	Return before taxes	(8.11%)	0.72%	Jun. 03, 2013
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)		(1.21%)	4.59%
Morningstar Global Flexible Allocation AW		(3.65%)	1.59%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.